Schedule of Investments (unaudited)	iShares® iBonds® 2028 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.0%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)(b)	$55	$48,273
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28 (Call 04/15/24)(a)	75	62,668
Lamar Media Corp., 3.75%, 02/15/28 (Call 02/15/24)(b)	50	45,781
		156,722
Aerospace & Defense — 2.4%
Bombardier Inc., 6.00%, 02/15/28 (Call 02/15/24)(a)	60	56,437
Howmet Aerospace Inc., 6.75%, 01/15/28	25	25,952
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)(b)	52	44,277
TransDigm Inc., 6.75%, 08/15/28 (Call 02/15/25)(a)	160	160,774
Triumph Group Inc., 9.00%, 03/15/28 (Call 03/15/25)(a)	95	97,696
		385,136
Airlines — 0.8%
American Airlines Inc., 7.25%, 02/15/28 (Call 02/15/25)(a)(b)	60	59,536
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	35	33,253
VistaJet Malta Finance PLC/Vista Management Holding Inc., 9.50%, 06/01/28 (Call 06/01/25)(b)	35	33,469
		126,258
Auto Manufacturers — 1.8%
Benteler International, Series 144A, Class A, 10.50%, 05/15/28 (Call 05/15/25)(b)	40	40,785
Ford Motor Co., 6.63%, 10/01/28(b)	40	41,197
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	60	51,595
6.80%, 05/12/28 (Call 04/12/28)	25	25,228
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28 (Call 01/15/24)(a)	55	51,241
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)	45	44,154
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)(b)	35	29,517
		283,717
Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd., 7.00%, 04/15/28 (Call 04/15/25)(a)	40	40,373
American Axle & Manufacturing Inc., 6.88%, 07/01/28 (Call 07/01/24)	35	33,270
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 05/15/28 (Call 05/15/25)	60	60,374
Dana Inc., 5.63%, 06/15/28 (Call 06/15/24)(b)	35	33,300
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)	40	36,965
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	35	33,716
ZF North America Capital Inc., 6.88%, 04/14/28 (Call 03/14/28)(a)	50	50,791
		288,789
Banks — 0.3%
Macquarie Airfinance Holdings Ltd., 8.38%, 05/01/28 (Call 04/17/25)	40	40,697

Building Materials — 2.8%
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(a)	55	53,801
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(a)(b)	40	33,167
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/24)	80	75,263
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/24)(a)	25	23,827
Security	Par (000)	Value

Building Materials (continued)
Masonite International Corp., 5.38%, 02/01/28 (Call 08/31/23)(a)	$40	$38,055
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)	50	46,625
9.75%, 07/15/28 (Call 07/15/24)(a)	20	19,738
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	87	82,876
Standard Industries Inc./NJ, 4.75%, 01/15/28 (Call 01/15/24)(a)	80	74,394
		447,746
Chemicals — 4.4%
ASP Unifrax Holdings Inc, 5.25%, 09/30/28 (Call 09/30/24)(a)	60	44,605
Chemours Co. (The), 5.75%, 11/15/28 (Call 11/15/23)(a)	62	57,226
Consolidated Energy Finance SA, 5.63%, 10/15/28 (Call 10/15/24)(a)	40	34,505
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	45	40,729
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	60	53,038
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	25	22,416
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)	25	19,329
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/24)(a)	35	31,988
INEOS Finance PLC, 6.75%, 05/15/28 (Call 02/15/25)(a)	25	23,833
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	45	38,970
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/24)(a)	20	19,909
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)	30	23,631
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/24)(a)	35	32,373
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)	65	52,256
9.75%, 11/15/28 (Call 06/01/25)(a)	130	125,745
SCIH Salt Holdings Inc., 4.88%, 05/01/28 (Call 05/01/24)(a)(b)	80	71,895
		692,448
Coal — 0.2%
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	25	25,281

Commercial Services — 5.2%
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	36	33,568
Allied Universal Holdco LLC/Allied Universal Finance
Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	165	140,260
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/24)(a)	45	41,500
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 4.75%, 04/01/28 (Call 04/01/24)(a)(b)	40	36,294
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)	60	49,274
Garda World Security Corp., 7.75%, 02/15/28 (Call 02/15/25)(a)	35	34,796
Gartner Inc., 4.50%, 07/01/28 (Call 07/01/24)(a)	65	60,798
GEO Group Inc. (The), 10.50%, 06/30/28 (Call 08/19/23)	20	20,054
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)	30	27,471
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	75	65,374
5.75%, 11/01/28 (Call 11/01/23)(a)	75	57,430
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 01/15/24)(a)(b)	105	99,002
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/24)	135	128,700

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	$40	$36,919
		831,440
Computers — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(a)	30	25,840
KBR Inc., 4.75%, 09/30/28 (Call 09/21/23)(a)	20	18,304
NCR Corp., 5.00%, 10/01/28 (Call 08/20/23)(a)	50	45,312
Presidio Holdings Inc., 8.25%, 02/01/28 (Call 02/01/24)(a)	45	43,656
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/24)(a)	35	32,949
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(a)	25	21,001
		187,062
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 06/01/24)(a)	60	57,100

Distribution & Wholesale — 1.1%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/24)(a)	60	54,989
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	100	87,773
Ritchie Bros Holdings Inc., 6.75%, 03/15/28 (Call 03/15/25)(a)	30	30,406
		173,168
Diversified Financial Services — 4.6%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/24)(a)	40	38,620
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)	35	32,421
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)	75	52,525
GGAM Finance Ltd., 8.00%, 06/15/28 (Call 12/15/27)(a)(b)	45	45,837
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(a)	30	20,022
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	80	68,297
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(a)	80	70,635
Nationstar Mortgage Holdings Inc., 5.50%, 08/15/28 (Call 08/15/23)(a)	67	60,741
Navient Corp., 4.88%, 03/15/28 (Call 06/15/27)	40	34,954
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)	45	40,721
6.88%, 08/15/28 (Call 08/15/23)(a)	155	137,358
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	45	37,041
6.63%, 01/15/28 (Call 07/15/27)(b)	65	61,695
PRA Group Inc., 8.38%, 02/01/28 (Call 02/01/25)(a)	30	27,499
		728,366
Electric — 3.4%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)	35	31,789
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/24)(a)	100	91,865
5.13%, 03/15/28 (Call 03/15/24)(a)(b)	112	101,565
Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 03/15/24)(a)	70	64,893
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/24)(b)	70	66,662
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	60	54,578
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/24)(b)	80	74,009
Security	Par (000)	Value

Electric (continued)
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)	$55	$49,788
		535,149
Electrical Components & Equipment — 0.6%
Energizer Holdings Inc., 4.75%, 06/15/28 (Call 07/01/24)(a)	45	40,380
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/24)(a)	50	51,052
		91,432
Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	60	55,745

Engineering & Construction — 0.6%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)	45	42,057
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(a)(b)	25	23,596
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)	35	31,559
		97,212
Entertainment — 1.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/01/28 (Call 10/01/23)	25	24,198
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/24)(a)	60	55,436
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)(b)	60	52,718
Live Nation Entertainment Inc., 3.75%, 01/15/28 (Call 01/15/24)(a)	40	36,016
Scientific Games International Inc., 7.00%, 05/15/28 (Call 05/15/24)(a)	60	59,766
		228,134
Environmental Control — 1.0%
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	60	53,413
4.00%, 08/01/28 (Call 08/01/23)(a)	60	53,699
Madison IAQ LLC, 4.13%, 06/30/28 (Call 06/30/24)(a)	60	53,417
		160,529
Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
5.88%, 02/15/28 (Call 08/15/23)(a)	60	58,691
6.50%, 02/15/28 (Call 02/15/25)(a)	60	59,778
C&S Group Enterprises LLC, 5.00%, 12/15/28
(Call 12/15/23)(a)	30	23,431
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(a)(b)	35	31,902
Lamb Weston Holdings Inc., 4.88%, 05/15/28 (Call 11/15/27)(a)	40	37,948
Post Holdings Inc., 5.63%, 01/15/28 (Call 12/01/23)(a)	75	72,539
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/09/23)(a)	30	28,363
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	40	34,917
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)(b)	40	33,353
		380,922
Food Service — 0.8%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/24)(a)	95	89,778
TKC Holdings Inc., 6.88%, 05/15/28 (Call 05/15/24)(a)	35	30,967
		120,745

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Forest Products & Paper — 0.4%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(a)	$25	$20,852
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	50	43,960
		64,812
Gas — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 9.38%, 06/01/28 (Call 06/01/25)(a)	20	20,418

Hand & Machine Tools — 0.2%
Werner FinCo LP/Werner FinCo Inc., 11.50%, 06/15/28 (Call 06/15/25)	25	25,101

Health Care - Products — 1.2%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/24)(a)	125	116,010
Hologic Inc., 4.63%, 02/01/28 (Call 02/01/24)(a)	35	33,183
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/24)(a)	40	37,008
		186,201
Health Care - Services — 3.1%
Acadia Healthcare Co. Inc., 5.50%, 07/01/28 (Call 07/01/24)(a)	40	38,311
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(a)	30	22,615
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/24)(a)	40	36,947
Encompass Health Corp., 4.50%, 02/01/28 (Call 02/01/24)	65	60,342
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28 (Call 05/15/25)(b)	40	40,162
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 08/31/23)(a)	65	59,590
Tenet Healthcare Corp.
4.63%, 06/15/28 (Call 06/15/24)	50	46,283
6.13%, 10/01/28 (Call 10/01/23)(b)	190	181,044
		485,294
Home Builders — 1.4%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28 (Call 01/15/24)(a)	20	19,246
Forestar Group Inc., 5.00%, 03/01/28 (Call 03/01/24)(a)(b)	25	23,254
Installed Building Products Inc., 5.75%, 02/01/28 (Call 08/16/23)(a)	25	23,722
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/24)	30	28,358
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28 (Call 02/15/24)	37	33,715
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	40	38,950
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	30	28,815
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 06/30/24)(a)	25	24,396
		220,456
Household Products & Wares — 0.1%
Central Garden & Pet Co., 5.13%, 02/01/28 (Call 01/01/24)	25	23,665

Insurance — 1.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/28 (Call 04/15/25)(a)	95	94,502
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	55	52,330
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(a)	40	38,079
		184,911
Internet — 2.5%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(a)	30	23,777
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)	40	33,636
Security	Par (000)	Value

Internet (continued)
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	$75	$65,263
6.13%, 12/01/28 (Call 12/01/23)(a)	40	34,462
Cablevision Lightpath LLC, 5.63%, 09/15/28 (Call 09/15/23)(a)	25	19,176
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	35	33,134
EquipmentShare.com Inc., 9.00%, 05/15/28 (Call 05/15/25)(b)	50	49,603
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(a)	40	34,871
Match Group Holdings II LLC, 4.63%, 06/01/28 (Call 06/01/24)(a)	40	37,042
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 6.00%, 02/15/28 (Call 02/15/24)(a)	25	19,913
Uber Technologies Inc., 6.25%, 01/15/28 (Call 12/17/23)(a)(b)	40	39,902
		390,779
Iron & Steel — 0.2%
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/24)(b)	35	34,533
Leisure Time — 4.0%
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(a)	180	159,881
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(a)	155	168,903
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28 (Call 05/15/25)	25	25,775
NCL Corp. Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	50	52,157
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)	40	36,400
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	40	34,897
5.50%, 04/01/28 (Call 09/29/27)(a)	110	103,682
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/24)(a)	55	51,120
		632,815
Lodging — 2.0%
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(a)	30	27,809
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28 (Call 05/01/24)(a)	30	29,560
Marriott Ownership Resorts Inc., 4.75%, 01/15/28 (Call 09/15/23)	30	27,221
MGM Resorts International, 4.75%, 10/15/28 (Call 07/15/28)(b)	60	55,372
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/24)(a)	55	49,917
Studio City Finance Ltd., 6.50%, 01/15/28 (Call 07/15/24)(a)(b)	35	29,756
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)(b)	40	36,875
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 08/26/23)(a)	75	66,952
		323,462
Machinery — 1.2%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(a)	30	26,930
BWX Technologies Inc., 4.13%, 06/30/28 (Call 06/30/24)(a)	35	32,069
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)(b)	40	33,237
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/24)(a)	35	32,632
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)	70	62,820
		187,688
Manufacturing — 0.7%
Calderys Financing LLC, 11.25%, 06/01/28 (Call 06/01/25)(a)	35	36,008

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)(b)	$55	$50,559
Trinity Industries Inc., 7.75%, 07/15/28 (Call 07/15/25)(a)	20	20,400
		106,967
Media — 6.9%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/24)(a)	90	69,592
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/24)(a)	25	21,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28 (Call 08/01/23)(a)	195	180,270
CSC Holdings LLC
5.38%, 02/01/28 (Call 02/01/24)(a)	75	62,605
11.25%, 05/15/28 (Call 05/15/25)(a)	75	74,156
DISH DBS Corp., 5.75%, 12/01/28 (Call 12/01/27)(a)	185	142,739
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	50	43,850
iHeartCommunications Inc., 4.75%, 01/15/28 (Call 01/15/24)(a)	40	30,740
McGraw-Hill Education Inc., 5.75%, 08/01/28 (Call 08/01/24)(a)	70	61,461
Nexstar Media Inc., 4.75%, 11/01/28 (Call 11/01/23)(a)(b)	80	70,548
Sirius XM Radio Inc., 4.00%, 07/15/28 (Call 07/15/24)(a)	155	134,892
TEGNA Inc., 4.63%, 03/15/28 (Call 03/15/24)	75	67,527
Univision Communications Inc., 8.00%, 08/15/28 (Call 08/15/25)(a)	15	15,112
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/23)(a)	45	40,280
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	52	45,998
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/24)(a)	40	35,151
		1,095,921
Mining — 0.8%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/24)(a)	25	25,660
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(a)	15	14,268
Constellium SE, 5.63%, 06/15/28 (Call 06/15/24)(a)	20	19,089
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/24)	40	39,621
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/24)(a)	40	35,875
		134,513
Office & Business Equipment — 0.3%
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(a)	60	52,652

Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)(b)	20	16,728

Oil & Gas — 5.4%
Callon Petroleum Co., 8.00%, 08/01/28 (Call 08/01/24)(a)	45	45,719
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28 (Call 07/15/25)	25	25,011
Civitas Resources Inc., 8.38%, 07/01/28 (Call 07/01/25)(a)	100	102,873
Conuma Resources Ltd., 13.13%, 05/01/28 (Call 05/01/26)	20	18,907
Crescent Energy Finance LLC, 9.25%, 02/15/28 (Call 02/15/25)(a)	50	50,865
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/24)(a)	30	27,369
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(a)	47	43,177
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/24)(a)	80	78,009
Global Marine Inc., 7.00%, 06/01/28	20	17,395
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28 (Call 11/01/23)(a)	50	47,862
Laredo Petroleum Inc., 10.13%, 01/15/28 (Call 01/15/24)	25	24,981
Matador Resources Co., 6.88%, 04/15/28 (Call 04/15/25)(b)	40	39,815
Murphy Oil Corp., 6.38%, 07/15/28 (Call 07/15/24)	37	36,805
Security	Par (000)	Value

Oil & Gas (continued)
Nabors Industries Ltd., 7.50%, 01/15/28 (Call 01/15/24)(a)	$30	$27,528
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	55	54,895
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)	35	32,136
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/24)	60	56,507
SM Energy Co., 6.50%, 07/15/28 (Call 07/15/24)(b)	30	29,329
Southwestern Energy Co., 8.38%, 09/15/28 (Call 09/15/23)	25	26,020
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28 (Call 03/15/24)	35	34,062
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (Call 02/01/25)(a)	35	36,293
		855,558
Oil & Gas Services — 1.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28 (Call 04/01/24)(a)	65	61,715
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)	35	33,289
Nine Energy Service Inc., 13.00%, 02/01/28 (Call 02/01/26)	20	17,545
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	25	23,717
Weatherford International Ltd., 6.50%, 09/15/28 (Call 09/15/24)(a)	40	40,099
		176,365
Packaging & Containers — 3.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)	50	43,260
Ball Corp., 6.88%, 03/15/28 (Call 11/15/24)	60	61,343
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/24)(a)	30	28,322
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(a)	25	22,105
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	40	35,055
Graphic Packaging International LLC, 3.50%, 03/15/28(a)(b)	35	31,497
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/23)(a)	55	48,773
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	40	36,652
9.50%, 11/01/28 (Call 11/01/25)(a)	25	25,619
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	40	35,488
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/28 (Call 02/01/24)(a)	65	64,816
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/23)	45	41,155
		474,085
Pharmaceuticals — 3.2%
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/23)(a)	30	27,011
Bausch Health Companies Inc., 11.00%, 09/30/28(a)	135	99,940
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)	40	36,423
Elanco Animal Health Inc., 6.65%, 08/28/28 (Call 05/28/28)(b)	60	59,287
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	60	52,841
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 11.50%, 12/15/28 (Call 06/15/27)(a)	50	42,597
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(a)	170	152,366
Prestige Brands Inc., 5.13%, 01/15/28 (Call 01/15/24)(a)	35	33,434
		503,899

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines — 4.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 01/15/28 (Call 01/15/24)(a)	$55	$52,884
Buckeye Partners LP, 4.50%, 03/01/28 (Call 12/01/27)(a)	40	36,072
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	30	27,861
EnLink Midstream LLC, 5.63%, 01/15/28 (Call 07/15/27)(a)(b)	35	34,226
EQM Midstream Partners LP, 5.50%, 07/15/28 (Call 04/15/28)	60	57,827
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28 (Call 02/01/24)	55	53,283
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)	65	64,115
Hess Midstream Operations LP, 5.13%, 06/15/28 (Call 06/15/24)(a)(b)	45	42,644
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/24)(a)	40	37,540
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28 (Call 07/15/25)(a)	40	40,878
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (Call 08/15/25)(a)	30	29,621
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/24)(a)	60	55,343
Venture Global LNG Inc., 8.13%, 06/01/28 (Call 06/01/25)(a)	160	162,659
		694,953
Real Estate — 0.6%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/18/24)(a)(b)	50	45,890
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/01/23)(a)	60	55,054
		100,944
Real Estate Investment Trusts — 3.0%
CTR Partnership LP/CareTrust Capital Corp., 3.88%,
06/30/28 (Call 03/30/28)(a)(b)	35	31,123
Iron Mountain Inc.
5.00%, 07/15/28 (Call 07/15/24)(a)	40	37,024
5.25%, 03/15/28 (Call 12/27/23)(a)	65	61,042
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28 (Call 06/30/28)(a)	40	31,270
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	60	55,522
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 07/15/28 (Call 07/15/25)	10	10,178
Service Properties Trust, 3.95%, 01/15/28 (Call 07/15/27)	30	23,565
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 4.75%, 04/15/28 (Call 04/15/24)(a)	45	37,512
10.50%, 02/15/28 (Call 09/15/25)(a)	195	193,822
		481,058
Retail — 4.2%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/23)(a)	125	114,400
4.38%, 01/15/28 (Call 11/15/23)(a)	60	55,406
Asbury Automotive Group Inc., 4.50%, 03/01/28 (Call 03/01/24)	30	27,489
At Home Group Inc., 4.88%, 07/15/28 (Call 07/15/24)(a)(b)	20	11,579
Bath & Body Works Inc., 5.25%, 02/01/28	35	33,378
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28 (Call 02/15/25)(a)	40	41,718
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)	40	35,763
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	60	52,900
Security	Par (000)	Value

Retail (continued)
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(a)	$30	$26,398
Michaels Companies Inc. (The), 5.25%, 05/01/28 (Call 11/01/23)(a)(b)	65	55,251
Nordstrom Inc., 6.95%, 03/15/28(b)	25	24,795
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 02/15/24)(a)	100	91,644
SRS Distribution Inc., 4.63%, 07/01/28 (Call 07/01/24)(a)	50	45,494
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)	50	45,190
		661,405
Semiconductors — 0.5%
Entegris Inc., 4.38%, 04/15/28 (Call 04/15/24)(a)(b)	35	32,048
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	50	45,287
		77,335
Software — 2.7%
Alteryx Inc., 8.75%, 03/15/28 (Call 03/15/25)(a)(b)	35	34,054
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	75	68,608
Clarivate Science Holdings Corp., 3.88%, 07/01/28 (Call 06/30/24)(a)	75	66,945
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)	40	35,091
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/23)(a)	70	64,250
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	30	26,063
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)(b)	40	36,004
Open Text Corp., 3.88%, 02/15/28 (Call 02/15/24)(a)	70	62,297
PTC Inc., 4.00%, 02/15/28 (Call 02/15/24)(a)	40	36,907
		430,219
Telecommunications — 3.2%
Altice France SA/France, 5.50%, 01/15/28 (Call 09/15/23)(a)	80	58,804
CommScope Inc., 7.13%, 07/01/28 (Call 07/01/24)(a)	50	33,278
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	30	22,454
6.50%, 10/01/28 (Call 10/01/23)(a)	60	46,792
Frontier Communications Holdings LLC, 5.00%, 05/01/28 (Call 05/01/24)(a)	120	101,725
Frontier Florida LLC, Series E, 6.86%, 02/01/28	25	23,301
Iliad Holding SASU, 7.00%, 10/15/28 (Call 10/15/24)(a)	75	70,412
Level 3 Financing Inc., 4.25%, 07/01/28 (Call 07/01/24)(a)	63	44,584
ViaSat Inc., 6.50%, 07/15/28 (Call 06/17/24)(a)(b)	30	23,100
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	105	88,249
		512,699
Transportation — 0.3%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/24)(a)(b)	40	35,623
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(a)	20	20,183
		55,806
Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(a)	80	73,938

Total Long-Term Investments — 97.0%
(Cost: $15,763,518)		15,378,978

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
July 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Securities

Money Market Funds — 12.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)(e)	1,974	$1,974,880
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	40	40,000

Total Short-Term Securities — 12.7%
(Cost: $2,014,259)		2,014,880

Total Investments — 109.7%
(Cost: $17,777,777)		17,393,858

Liabilities in Excess of Other Assets — (9.7)%		(1,540,980)

Net Assets — 100.0%		$15,852,878

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,305,194	$669,015	(a)	$—		$(54)	$725	$1,974,880	1,974	$10,167	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	120,000	—		(80,000	)(a)	—	—	40,000	40	2,577		—
						$(54)	$725	$2,014,880		$12,744		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$15,378,978	$—	$15,378,978
Short-Term Securities
Money Market Funds	2,014,880	—	—	2,014,880
	$2,014,880	$15,378,978	$—	$17,393,858